Credit Facility - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 03, 2015	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016	Sep. 30, 2016
Line of Credit Facility [Line Items]
Allowable annual dividend payment under credit facility		$ 70,000,000
Debt instrument, interest rate		3.92%	3.73%	2.69%
Line of credit facility, amount outstanding		$ 158,700,000	$ 64,900,000	$ 47,200,000
Letters of credit, outstanding amount		34,213,000	38,833,000
Credit facility, fees expensed on unused portion		$ 2,235,000	2,235,000	2,781,000
Amended Credit Agreement
Line of Credit Facility [Line Items]
Write off of deferred financing fees				460,000
Unamortized deferred financing fees				3,542,000
Credit Facility
Line of Credit Facility [Line Items]
Unamortized deferred financing fees				$ 5,701,000
Amortization period for deferred financing fees				5 years
Credit Facility | Maximum
Line of Credit Facility [Line Items]
Option to increase in commitments under credit agreement	$ 250,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility maturity term, in years	5 years
Credit facility, borrowing capacity	$ 700,000,000
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	1.75%
Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	0.75%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	2.00%
Revolving Credit Facility | Maximum | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	1.00%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	1.50%
Revolving Credit Facility | Minimum | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, percentage points added to reference rate	0.50%
FILO Credit Facility, Revolving Credit Facility, the Credit Facility
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity					$ 50,000,000
Debt instrument, interest rate description		Interest under the Revolving Credit Facility accrues, at the election of the Company, at a LIBOR or alternate base rate, plus, in each case, an applicable interest rate margin, which is determined by reference to the level of excess availability under the Revolving Credit Facility.
Debt instrument, interest rate	1.00%
Unamortized deferred financing fees			$ 474,000
Amortization period for deferred financing fees			5 years